LEASES	6 Months Ended
Aug. 31, 2025
Leases
LEASES

NOTE 9 – LEASES

The Company has entered into operating leases for office and office equipment as lessee with lease terms not exceeding 5 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	As of
	August 31, 2025	February 28, 2025
	$	$
Right-of-use assets	2,660	17,232

Lease liabilities
Current	2,660	15,165
Non-current	-	2,067
Total	2,660	17,232

During the six months ended August 31, 2025 and 2024, the Company incurred total operating lease expenses of $15,763 and $14,994, respectively.

As of
	August 31, 2025	February 28, 2025
	$	$
Weighted-average remaining lease term – operating leases	2.58 years	3.58 years
Weighted-average discount rate – operating leases	5.25%	5.25%

Maturities of operating lease liabilities as of August 31, 2024 were as follows:

$
During the period ended August 31,
2026	552
2027	1,103
2028	1,103
2029	92
Total undiscounted lease obligations	2,850
Less: imputed interest	(190)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	2,660